Intangible asset (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Balance	$ 1,500,540	$ 1,691,575
Amortisation	(89,294)	(191,035)
Additions	39,864
Balance	1,451,110	1,500,540
IP Assets
Disclosure of detailed information about intangible assets [line items]
Balance	1,500,540	1,691,575
Amortisation	(89,294)	(191,035)
Balance	1,411,246	$ 1,500,540
Patents
Disclosure of detailed information about intangible assets [line items]
Additions	39,864
Balance	$ 39,864